Goodwill and Identifiable Intangible Assets - Intangible Assets Acquired in Connection with Acquisitions of Other Businesses (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Identifiable intangible assets subject to amortization:
Total amortized identifiable intangible assets, Cost	¥ 5,206	¥ 5,082
Identifiable intangible assets subject to amortization, Accumulated amortization	(1,990)	(1,503)
Identifiable intangible assets subject to amortization, Carrying amount	3,216	3,579
Identifiable intangible assets with an indefinite life:
Total unamortized identifiable intangible assets, Carrying amount	36,063	38,646
Total identifiable intangible assets, Carrying amount	39,279	42,225
Franchise and other contracts [Member]
Identifiable intangible assets subject to amortization:
Total amortized identifiable intangible assets, Cost	1,582	1,582
Identifiable intangible assets subject to amortization, Accumulated amortization	(939)	(823)
Identifiable intangible assets subject to amortization, Carrying amount	643	759
Customer relationships [Member]
Identifiable intangible assets subject to amortization:
Total amortized identifiable intangible assets, Cost	418	418
Identifiable intangible assets subject to amortization, Accumulated amortization	(372)	(314)
Identifiable intangible assets subject to amortization, Carrying amount	46	104
Patents [Member]
Identifiable intangible assets subject to amortization:
Total amortized identifiable intangible assets, Cost	1,418	1,418
Identifiable intangible assets subject to amortization, Accumulated amortization	(275)	(191)
Identifiable intangible assets subject to amortization, Carrying amount	1,143	1,227
Trademarks [Member]
Identifiable intangible assets subject to amortization:
Total amortized identifiable intangible assets, Cost	355	355
Identifiable intangible assets subject to amortization, Accumulated amortization	(58)	(40)
Identifiable intangible assets subject to amortization, Carrying amount	297	315
Identifiable intangible assets with an indefinite life:
Total unamortized identifiable intangible assets, Carrying amount	29,080	31,653
Distribution and merchandising rights [Member]
Identifiable intangible assets subject to amortization:
Total amortized identifiable intangible assets, Cost	1,307	1,194
Identifiable intangible assets subject to amortization, Accumulated amortization	(280)	(109)
Identifiable intangible assets subject to amortization, Carrying amount	1,027	1,085
Others [Member]
Identifiable intangible assets subject to amortization:
Total amortized identifiable intangible assets, Cost	126	115
Identifiable intangible assets subject to amortization, Accumulated amortization	(66)	(26)
Identifiable intangible assets subject to amortization, Carrying amount	60	89
Gaming licenses [Member]
Identifiable intangible assets with an indefinite life:
Total unamortized identifiable intangible assets, Carrying amount	343	353
Memberships [Member]
Identifiable intangible assets with an indefinite life:
Total unamortized identifiable intangible assets, Carrying amount	¥ 6,640	¥ 6,640